INTANGIBLE ASSETS - Goodwill Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	$ 1,971.3	$ 2,663.3
Disposal of discontinued operations (Note 3)		(120.4)
Impairment	0.0	(568.0)
Business combinations (Note 2 and 7)	350.2
Foreign currency exchange differences	118.2	(3.6)
Goodwill at the end of the period	2,439.7	1,971.3
Discontinued operations
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	0.0	120.4
Disposal of discontinued operations (Note 3)		(120.4)
Impairment		0.0
Business combinations (Note 2 and 7)	0.0
Foreign currency exchange differences	0.0	0.0
Goodwill at the end of the period	0.0	0.0
Civil Aviation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,120.8	1,125.6
Disposal of discontinued operations (Note 3)		0.0
Impairment		0.0
Business combinations (Note 2 and 7)	350.2
Foreign currency exchange differences	69.8	(4.8)
Goodwill at the end of the period	1,540.8	1,120.8
Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	850.5	1,417.3
Disposal of discontinued operations (Note 3)		0.0
Impairment		(568.0)
Business combinations (Note 2 and 7)	0.0
Foreign currency exchange differences	48.4	1.2
Goodwill at the end of the period	$ 898.9	$ 850.5